INCENTIVE PLANS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 2010 Key Employee Profit Sharing Plan (KEPSP)	Dec. 31, 2012 2010 Key Employee Profit Sharing Plan (KEPSP)	Dec. 31, 2010 2010 Key Employee Profit Sharing Plan (KEPSP)	Oct. 31, 2010 2010 Key Employee Profit Sharing Plan (KEPSP) Minimum	Dec. 31, 2012 Performance Share Units	Dec. 31, 2012 Performance Share Units Minimum	Dec. 31, 2012 Performance Share Units Maximum	Dec. 31, 2012 Variable Incentive Compensation	Dec. 31, 2011 Variable Incentive Compensation
Profit Sharing Plan disclosures
Ratio of each participant's calculated award that will be paid as the initial payment				0.6667
Holdback payment minimum				$ 0
Proportion of each U. K. participant's initial payment in common stocks that is subject to sale restriction							50.00%
Proportion of each U. K. participant's holdback payment in common stocks that is subject to sale restriction							50.00%
Period of restriction for the sale of shares paid to U. K. participants						6 months
Compensation expense for profit sharing plans					246
Expenses for deferred cash awards	$ 1,665	$ 1,630	$ 1,937								$ 670	$ 1,000
Period for calculating performance goals								3 years
Percentage of target shares an employee can earn									0.00%	150.00%